Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future unconditional purchase obligations	The future unconditional purchase obligations as of December 31, 2021 are as follows:

Year ending December 31,
2022	103,602
2023	44,896
2024	32,533
2025	16,606
Thereafter	2,307
Total	$199,944